Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of unrecognized tax benefits:
Gross tax contingencies - beginning of the period	$ 25,969	$ 35,068	$ 35,320
Gross additions based on tax positions related to the current year	3,893	2,907	2,914
Gross additions for tax positions of prior years	344	80	1,271
Gross reductions for tax positions of prior years	(536)	(5,617)	(299)
Lapses of statutes	(1,663)	(4,480)	(4,034)
Settlements	(235)	(1,989)	(104)
Gross tax contingencies - end of the period	$ 27,772	$ 25,969	$ 35,068